Share-Based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands															1 Months Ended						12 Months Ended
	Nov. 20, 2017	May 24, 2017	May 10, 2017	Apr. 19, 2017	Mar. 21, 2017	Jan. 17, 2017	Nov. 29, 2016	Dec. 13, 2015	Dec. 06, 2015	Nov. 05, 2015	Oct. 21, 2015	Aug. 20, 2015	Jul. 20, 2015	Apr. 02, 2015	Apr. 20, 2017	Nov. 16, 2016	Dec. 31, 2015	Dec. 31, 2015	Jul. 20, 2015	Feb. 16, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Number of granted non - tradable share options						75,000
Share options exercisable into ordinary shares			25,000		25,000	75,000													1,600,000
Number of vested share options, description						The options are exercisable immediately and will expire 18 months from the grant date.
Weighted average exercise price of share options exercisable																							$ 1.65
NIS [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options																				370,878
Weighted average exercise price of share options exercisable																					$ 1.84	$ 1.65
Share-based payments including capitalized to intangible assets																					$ 52	$ 1,824
Share based payment expenses																					6,316	$ 7,785
NIS [Member] | Property, plant and equipment [Member]
Statement Line Items [Line Items]
Share-based payments including capitalized to intangible assets																					52
NIS [Member] | Inventory [Member]
Statement Line Items [Line Items]
Share-based payments including capitalized to intangible assets																					$ 71
ADSs [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options						15,000
Share options exercisable into ordinary shares			5,000		5,000	15,000
Weighted average exercise price of share options exercisable						$ 10.00
External Consultant [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options																							609,888
Share options exercisable into ordinary shares																							609,888
Number of share options exercisable																							50,824
Number of vested share options																							559,064
Number of vested share options, description																							Vest in 11 equal quarterly batches over a period of 33 months, starting 3 months from the grant date.
External Consultant [Member] | Tranche one [Member]
Statement Line Items [Line Items]
Share options exercisable into ordinary shares																							304,944
External Consultant [Member] | Tranche one [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable																							$ 2
External Consultant [Member] | Tranche two [Member]
Statement Line Items [Line Items]
Share options exercisable into ordinary shares																							304,944
External Consultant [Member] | Tranche two [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable																							$ 3
Fundraising finders [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options												75,252
Share options exercisable into ordinary shares												75,252
Description of share options exercisable												Period of 24 months
Fundraising finders [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable												$ 9
Employees and CFO [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options										1,512,500
Share options exercisable into ordinary shares										1,512,500
Number of vested share options, description										One third of the share options would vest on year after the commencement of employment, and the remaining would vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Employees and CFO [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable										$ 1.65
Service provider [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options									50,000
Number of vested share options, description									Expire 24 months from the date of issuance.
Service provider [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable									$ 9.00
Advisor [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options									100,000
Number of vested share options, description									Vest quarterly over two years and expire 48 months from the date of issuance.
Advisor [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable									$ 9.00
Employees [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options		1,107,334						452,500								976,500
Share options exercisable into ordinary shares		1,107,334						452,500								976,500
Number of vested share options, description

One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

								One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years.								One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years.
Description of share options exercisable								The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.								The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.
Employees [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable		$ 1.65						$ 1.65								$ 1.65
Four Advisors [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options							200,000
Number of vested share options, description							Options vest quarterly over one year and expire 3 years from the grant date.
Four Advisors [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable							$ 7.50
Board of chairman [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options													400,000							370,878
Share options exercisable into ordinary shares																				370,878
Number of vested share options, description																				Subject to a vesting period of 2 years and for an expiration period of 5 years from the grant date.
Board of chairman [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable																				$ 1.75
Four Controlling Shareholders [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options													1,600,000
Share options exercisable into ordinary shares													1,600,000
Number of vested share options, description

The share options granted to the four controlling shareholders of the Company, the chairman of the board of directors and the three additional directors of the Company will vest in 12 equal quarterly batches over a period of three years, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of NIS 5.5 for each share. The options include a cashless exercise mechanism.

Four Controlling Shareholders [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable													$ 5.5
Four Directors [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options													760,000
Share options exercisable into ordinary shares													760,000
Two external directors and independent director [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options											360,000
Share options exercisable into ordinary shares											360,000
Number of vested share options, description											The share options will vest in 12 equal quarterly batches over a period of 3 years.
Description of share options exercisable											Exercisable during a period of 5 years from the grant date.
Two external directors and independent director [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable											$ 5.5
Directors [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options				275,000													250,000						250,000
Share options exercisable into ordinary shares				275,000													250,000						250,000
Number of vested share options, description				The share options will vest in 12 equal quarterly batches over a period of three years.													The share options will vest in 12 equal quarterly batches over a period of three years.
Description of share options exercisable				Starting from April 20, 2017, and be exercisable during a period of five years from the grant date, in consideration for an exercise price of NIS 6.5 for each share option.													Starting from January 1, 2016, and be exercisable during a period of five years from the grant date.
Directors [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable				$ 6.5											$ 6.75			$ 9					$ 9
Yissum [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options														559,097
Employees and officer [Member]
Statement Line Items [Line Items]
Number of granted non - tradable share options	710,000
Share options exercisable into ordinary shares	710,000
Number of vested share options, description

For 460,000 options- One third of the share options will vest after one year from commencement of employment, and the remaining will vest in eight equal quarterly batches over a period of two years. For the remaining 250,000 options- the options will vest on a quarterly basis over a period of three years. The share options will be exercisable during the earlier of a period of four years from the vesting date, or 90 days from the end of employment date.

Employees and officer [Member] | Tranche one [Member]
Statement Line Items [Line Items]
Share options exercisable into ordinary shares	460,000
Employees and officer [Member] | Tranche one [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable	$ 3.43
Employees and officer [Member] | Tranche two [Member]
Statement Line Items [Line Items]
Share options exercisable into ordinary shares	250,000
Employees and officer [Member] | Tranche two [Member] | NIS [Member]
Statement Line Items [Line Items]
Weighted average exercise price of share options exercisable	$ 5.50